Investment Contract Liabilities	12 Months Ended
Dec. 31, 2017
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Investment Contract Liabilities

Note 9    Investment Contract Liabilities

Investment contract liabilities are contractual obligations that do not contain significant insurance risk. Those contracts are measured at either fair value or at amortized cost.

(a) Investment contract liabilities measured at fair value

Investment contract liabilities measured at fair value include certain investment savings and pension products sold primarily in Hong Kong and China. The following table presents movement in investment contract liabilities measured at fair value during the year.

For the years ended December 31,	2017	2016
Balance, January 1	$631	$785
New policies	50	53
Changes in market conditions	76	(103)
Redemptions, surrenders and maturities	(72)	(83)
Impact of changes in foreign exchange rates	(46)	(21)
Balance, December 31	$639	$631

(b) Investment contract liabilities measured at amortized cost

Investment contract liabilities measured at amortized cost include several fixed annuity products sold in Canada and U.S. fixed annuity products that provide guaranteed income payments for a contractually determined period of time and are not contingent on survivorship.

Investment contract liabilities measured at amortized cost are shown below. The fair value associated with these contracts is also shown for comparative purposes.

	2017		2016
As at December 31,	Amortized cost	Fair value	Amortized cost	Fair value
U.S. fixed annuity products	$1,282	$1,433	$1,412	$1,516
Canadian fixed annuity products	1,205	1,354	1,232	1,389
Investment contract liabilities	$2,487	$2,787	$2,644	$2,905

The changes in investment contract liabilities measured at amortized cost was a result of the following business activities.

For the years ended December 31,	2017	2016
Balance, January 1	$2,644	$2,712
Policy deposits	68	112
Interest	100	100
Withdrawals	(232)	(235)
Fees	(1)	(1)
Other	(1)	1
Impact of changes in foreign exchange rates	(91)	(45)
Balance, December 31	$2,487	$2,644

Carrying value of fixed annuity products is amortized at a rate that exactly discounts the projected actual cash flows to the net carrying amount of the liability at the date of issue.

Fair value of fixed annuity products is determined by projecting cash flows according to the contract terms and discounting the cash flows at current market rates adjusted for the Company’s own credit standing. All investment contracts were categorized in Level 2 of the fair value hierarchy (2016 – Level 2).

(c) Investment contracts contractual obligations

Investment contracts give rise to obligations fixed by agreement. As at December 31, 2017, the Company’s contractual obligations and commitments relating to investment contracts are as follows.

Payments due by period	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Investment contract liabilities(1)	$283	$536	$481	$3,944	$5,244

(1)	Due to the nature of the products, the timing of net cash flows may be before contract maturity. Cash flows are undiscounted.